Tender Offer and Stock Repurchases	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Tender Offer and Stock Repurchases
13. Tender Offer and Stock Repurchases
In September 2018, the Company was authorized to repurchase up to an aggregate of $100 million in shares of preferred and common stock for $9.60 per share for redeemable convertible preferred stock and $8.40 per share for common stock from certain holders. The tender offer transaction was completed in October 2018 and an aggregate of 189,685 shares of Series A redeemable convertible preferred stock, 107,600 shares of Series
A-1
redeemable convertible preferred stock, and 7,014,335 shares of common stock were repurchased by the Company for a total consideration of $62 million.
The purchase price in excess of the carrying value of repurchased Series A and
A-1
redeemable convertible preferred stock of $3 million was recorded as a reduction of additional paid-in
capital, while the carrying value of the shares repurchased was recorded as a reduction of redeemable convertible preferred stock. The redeemable convertible preferred stock repurchased was retired immediately thereafter. For common stock repurchased from employees, the excess of the purchase price paid by the Company over the fair value of the common stock totaled $9 million and was recorded as stock-based compensation expense during the year ended December 31, 2018. The common stock was retired immediately upon repurchase.
Additionally, in 2018, the Company repurchased 193,775 shares of common stock from two employees as part of the separation arrangement at a price in excess of the fair value on the date of repurchase. Stock-based compensation expense as a result of the repurchase was not material during the year ended December 31, 2018. These shares were retired immediately upon repurchase.
Repurchased common stock from exercised options under the 2014 Plan were returned to the pool of shares reserved for future issuance.
During the years ended December 31, 2019 and 2020, stock repurchase activities were not material.